ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE TAX-EFFICIENT BALANCED FUND
Unaudited		May 31, 2006
Portfolio of Investments †	$ Par/Shares	Value
(Cost and value in $000s)

COMMON STOCKS 47.1%
CONSUMER DISCRETIONARY 7.7%
Automobiles 0.2%
Harley-Davidson	1,600	80
		80
Diversified Consumer Services 0.2%
Apollo Group, Class A (1)	1,250	65
		65
Hotels, Restaurants & Leisure 1.7%
Carnival	1,500	60
Choice Hotels International	1,500	81
International Game Technology	2,000	74
Las Vegas Sands (1)	2,000	141
Marriott, Class A	2,000	145
Starbucks (1)	1,900	68
Station Casinos	1,200	88
		657
Household Durables 0.1%
Lennar, Class A	1,000	48
		48
Internet & Catalog Retail 0.4%
Amazon.com (1)	5,000	173
		173
Media 3.3%
CBS, Class B	1,799	46
Clear Channel Communications	2,100	65
Disney	4,700	143
Getty Images (1)	1,400	92
McGraw-Hill	5,000	258
Omnicom	2,100	200
Time Warner	5,300	91
Univision Communications, Class A (1)	2,500	90
Viacom, Class B (1)	1,570	59
WPP Group ADR	3,700	228
		1,272
Multiline Retail 0.3%
Dollar General	4,406	72
Family Dollar Stores	2,000	50
		122
Specialty Retail 1.3%
Bed Bath & Beyond (1)	2,100	74
Home Depot	6,200	236
Tiffany	2,800	96
Williams-Sonoma	2,900	105
		511
Textiles, Apparel, & Luxury Goods 0.2%
Nike, Class B	1,100	88
		88
Total Consumer Discretionary		3,016
CONSUMER STAPLES 4.9%
Beverages 1.4%
Anheuser-Busch	1,900	87
Coca-Cola	3,500	154
PepsiCo	4,700	284
		525
Food & Staples Retailing 1.5%
CVS	3,500	98
Sysco	3,500	107
Wal-Mart	5,000	242
Walgreen	3,200	130
		577
Food Products 0.5%
General Mills	1,400	73
Hershey Foods	1,200	68
Wm. Wrigley Jr.	1,100	50
Wm. Wrigley Jr., Class B	275	13
		204
Household Products 1.3%
Colgate-Palmolive	2,200	133
Kimberly-Clark	800	48
Procter & Gamble	6,250	339
		520
Personal Products 0.2%
Avon	2,600	82
		82
Total Consumer Staples		1,908
ENERGY 1.5%
Energy Equipment & Services 1.5%
Baker Hughes	2,500	216
Schlumberger	5,400	354
Total Energy		570
FINANCIALS 7.8%
Capital Markets 3.7%
Bank of New York	2,500	83
Blackrock	500	67
Charles Schwab	9,726	162
Eaton Vance	3,500	93
Franklin Resources	2,800	252
Goldman Sachs	1,000	151
Mellon Financial	2,200	79
Northern Trust	4,000	224
State Street	5,400	335
		1,446
Commercial Banks 0.4%
Wells Fargo	2,000	133
		133
Consumer Finance 0.5%
American Express	2,300	125
SLM Corporation	1,500	81
		206
Diversified Financial Services 2.3%
CBOT Holdings, Class A (1)	1,500	157
Chicago Mercantile Exchange Holdings	800	353
Citigroup	4,600	227
Moody's	3,200	167
		904
Insurance 0.7%
Ambac	1,000	80
American International Group	2,225	136
Marsh & McLennan	2,400	67
		283
Thrifts & Mortgage Finance 0.2%
Freddie Mac	1,300	78
		78
Total Financials		3,050
HEALTH CARE 6.4%
Biotechnology 0.6%
Amgen (1)	2,800	189
Gilead Sciences (1)	1,000	58
		247
Health Care Equipment & Supplies 1.4%
Baxter International	1,500	56
Medtronic	7,900	399
Stryker	1,700	75
		530
Health Care Providers & Services 1.7%
UnitedHealth Group	4,000	176
WellPoint (1)	6,500	465
		641
Pharmaceuticals 2.7%
Abbott Laboratories	3,300	141
AstraZeneca ADR	1,500	79
Eli Lilly	1,200	62
GlaxoSmithKline ADR	1,683	93
Johnson & Johnson	6,100	367
Merck	2,000	67
Pfizer	5,975	141
Wyeth	2,600	119
		1,069
Total Health Care		2,487
INDUSTRIALS & BUSINESS SERVICES 4.3%
Aerospace & Defense 0.5%
Boeing	1,600	133
Rockwell Collins	1,000	55
		188
Air Freight & Logistics 0.3%
Expeditors International of Washington	1,400	138
		138
Commercial Services & Supplies 1.2%
ChoicePoint (1)	1,500	67
Cintas	2,250	95
Corporate Executive Board	800	81
Ritchie Bros. Auctioneers	1,500	89
Robert Half International	3,000	123
		455
Construction & Engineering 0.1%
Fluor	700	61
		61
Industrial Conglomerates 2.0%
3M	1,100	92
GE	20,100	689
		781
Machinery 0.2%
Illinois Tool Works	1,400	69
		69
Total Industrials & Business Services		1,692
INFORMATION TECHNOLOGY 13.7%
Communications Equipment 1.2%
Cisco Systems (1)	20,000	393
Nokia ADR	4,000	86
		479
Computers & Peripherals 0.7%
Dell (1)	6,500	165
EMC (1)	8,900	114
		279
Internet Software & Services 1.9%
eBay (1)	9,000	295
IAC/InterActiveCorp (1)	500	13
Monster Worldwide (1)	3,500	171
Yahoo! (1)	8,500	269
		748
IT Services 1.4%
Automatic Data Processing	3,800	172
Cognizant Technology Solutions (1)	1,000	59
First Data	2,600	120
Iron Mountain (1)	1,700	63
Paychex	3,650	134
		548
Semiconductor & Semiconductor Equipment 5.8%
Altera (1)	15,100	296
Analog Devices	7,500	253
Broadcom, Class A (1)	3,000	102
Intel	13,600	245
Linear Technology	10,400	351
Maxim Integrated Products	8,700	267
Microchip Technology	6,800	233
Texas Instruments	8,400	262
Xilinx	9,800	255
		2,264
Software 2.7%
Adobe Systems (1)	2,000	57
Electronic Arts (1)	1,300	55
Intuit (1)	1,500	83
Microsoft	15,900	360
NAVTEQ (1)	1,500	63
Oracle (1)	16,700	237
SAP ADR	4,000	211
		1,066

Total Information Technology		5,384
MATERIALS 0.8%
Chemicals 0.8%
Ecolab	2,100	81
Monsanto	2,000	168
Valspar	3,000	83
Total Materials		332

Total Common Stocks (Cost $11,606)		18,439
MUNICIPAL SECURITIES 52.4%
ALABAMA 0.5%
Courtland IDB, PCR, Int'l. Paper, 5.00%, 6/1/25	200,000	199
		199
ARIZONA 1.4%
Phoenix, 5.875%, 7/1/18 (Prerefunded 7/1/10) (2)	500,000	538
		538
CALIFORNIA 6.5%
California, GO, 5.25%, 11/1/26	250,000	262
California Dept. of Water Resources, Power Supply
5.50%, 5/1/14 (3)	100,000	109
California HFA, Cedars-Sinai Medical Center, 5.00%, 11/15/27	200,000	202
California Infrastructure & Economic Dev. Bank, 5.25%, 7/1/21
(Prerefunded 7/1/13) (2)	250,000	272
California Public Works Board, 5.00%, 11/1/22	250,000	257
Capistrano Unified School Dist. No. 90-2, 5.875%, 9/1/23	100,000	106
Golden State Tobacco Securitization Corp., Tobacco Settlement
5.50%, 6/1/33 (Prerefunded 6/1/13) (2)	250,000	275
San Diego Community College Dist., GO, 5.00%, 5/1/17 (4)	100,000	106
San Diego Unified School Dist., Election 98E, 5.25%, 7/1/24 (4)	250,000	271
Univ. of California Regents, 5.00%, 5/15/24 (4)	150,000	156
Univ. of California Regents, 5.00%, 5/15/36 (3)	500,000	513
		2,529
CONNECTICUT 1.7%
Mashantucket Western Pequot Tribe, 5.50%, 9/1/28	200,000	205
Mashantucket Western Pequot Tribe, 5.75%, 9/1/27 (5)	200,000	204
Mohegan Tribe Indians, 6.25%, 1/1/31	250,000	266
		675
DELAWARE 0.1%
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/24	50,000	50
		50
DISTRICT OF COLUMBIA 4.4%
District of Columbia, GO, 6.00%, 6/1/15 (6)	1,000,000	1,137
District of Columbia, GO, 6.00%, 6/1/17 (6)	500,000	574
		1,711
FLORIDA 0.2%
Highlands County HFA, Adventist Health/Sunbelt
5.00%, 11/15/25	100,000	101
		101
GEORGIA 1.5%
Forsyth County Water & Sewer, 5.00%, 4/1/28	250,000	257
Fulton County Water & Sewer, 5.25%, 1/1/35 (7)	125,000	132
Municipal Electric Auth. of Georgia, 5.00%, 1/1/20 (6)	175,000	183
		572
ILLINOIS 0.9%
Illinois Fin. Auth., Northwestern Memorial Hosp.
5.50%, 8/15/43	250,000	263
Illinois HFA, Landing at Plymouth Place, 6.00%, 5/15/25	100,000	104
		367
INDIANA 0.6%
Goshen, Greencroft Obligated Group, 5.75%, 8/15/28	250,000	252
		252
MAINE 0.7%
Maine Turnpike Auth., 5.25%, 7/1/30 (4)	250,000	263
		263
MARYLAND 1.6%
Frederick County, Urbana Community Dev. Auth.
5.95%, 7/1/30	100,000	103
Hyattsville, Univ. Town Center, 5.75%, 7/1/34	100,000	104
Maryland HHEFA, Johns Hopkins Univ., 5.00%, 7/1/38	25,000	26
Maryland HHEFA, Mercy Ridge Retirement Community
6.00%, 4/1/28	100,000	105
Maryland HHEFA, Univ. of Maryland Medical System
6.625%, 7/1/20 (Prerefunded 7/1/10) (2)	250,000	279
		617
MASSACHUSETTS 4.3%
Massachusetts, GO, 5.00%, 9/1/24	250,000	260
Massachusetts Water Pollution Abatement Trust, Water
Resources Auth., 6.00%, 8/1/18	1,000,000	1,167
Massachusetts Water Resources Auth., 5.00%, 8/1/29 (6)	250,000	258
		1,685
MISSOURI 0.7%
Missouri Joint Municipal Electric Utility Commission
Plum Point Project, 5.00%, 1/1/27 (6)	250,000	260
		260
NEW JERSEY 1.6%
New Jersey Economic Dev. Auth., Franciscan Oaks
5.75%, 10/1/23	100,000	103
New Jersey Economic Dev. Auth., Motor Vehicle Surcharge
5.25%, 7/1/31 (6)	250,000	264
New Jersey Housing & Mortgage Fin. Agency, Multi-Family
5.55%, 11/1/09 (4)	260,000	265
		632
NEW MEXICO 0.8%
Jicarilla Apache Nation, 5.50%, 9/1/23	100,000	105
New Mexico Mortgage Fin. Auth., 6.00%, 3/1/27	120,000	124
Sandoval County, IDRB, Intel Corp., 5.00%, 6/1/20	100,000	104
		333
NEW YORK 3.8%
Metropolitan Transportation Auth., 5.00%, 11/15/30	250,000	255
New York City, GO, 5.00%, 4/1/20	250,000	259
New York City, GO, 5.00%, 8/1/21	125,000	129
New York City, GO, 5.25%, 5/15/22	250,000	263
New York City Transitional Fin. Auth., 5.75%, 11/15/20
(Prerefunded 5/15/10) (2)	45,000	49
New York City Transitional Fin. Auth., 5.75%, 11/15/20
(Prerefunded 5/15/10) (2)	455,000	493
New York City Transitional Fin. Auth., 5.875%, 11/1/16
(Prerefunded 5/1/10) (2)	30,000	33
		1,481
NORTH CAROLINA 0.6%
Charlotte-Mecklenberg Hosp. Auth., 5.00%, 1/15/45	250,000	252
		252
OHIO 0.9%
Cuyahoga County Hosp., Cleveland Clinic Health
6.00%, 1/1/32	250,000	274
Ohio Air Quality Dev. Auth., Ohio Edison, 3.35%, 6/1/33
(Tender 6/1/06)	100,000	100
		374
OKLAHOMA 0.3%
Oklahoma Dev. Fin. Auth., Inverness Village, 8.00%, 2/1/32	100,000	102
		102
OREGON 1.4%
Portland Sewer, 5.75%, 8/1/20 (Prerefunded 8/1/10) (2)(7)	500,000	539
		539
PENNSYLVANIA 1.9%
Bucks County IDA, Chandler Hall, 6.30%, 5/1/29	250,000	249
Montgomery County HHEFA, Foulkeways at Gwynedd
6.75%, 11/15/24	200,000	220
West Shore Area Auth., Holy Spirit Hosp., 6.20%, 1/1/26	250,000	263
		732
PUERTO RICO 1.4%
Puerto Rico Electric Power Auth., 5.25%, 7/1/23 (6)	250,000	275
Puerto Rico Housing Fin. Auth., 5.00%, 12/1/20	250,000	258
		533
TEXAS 3.7%
Harris County Health Fac. Dev. Corp., 6.375%, 6/1/29
(Prerefunded 6/1/11) (2)	250,000	280
Houston Water & Sewer, 5.25%, 5/15/25 (6)	250,000	265
Houston Water & Sewer, 5.375%, 12/1/27
(Prerefunded 12/1/07) (2)(7)	500,000	517
Houston Water & Sewer, 5.75%, 12/1/16
(Prerefunded 12/1/12) (2)(3)	250,000	276
Sabine River Auth., PCR, TXU Energy, 6.15%, 8/1/22	100,000	108
		1,446
VIRGINIA 5.5%
Arlington County IDA, 5.50%, 7/1/18 (Prerefunded 7/1/11) (2)	500,000	542
Fredericksburg IDA, Medicorp Health, 5.25%, 6/15/27	250,000	255
Henrico County Economic Dev. Auth., Henrico Jail
6.125%, 11/1/19	250,000	273
Hopewell IDA, Smurfit - Stone Container Corp., 5.25%, 6/1/15	100,000	96
Lexington IDA, Stonewall Jackson Hosp., 6.05%, 7/1/09	75,000	75
Portsmouth, GO, 5.00%, 4/1/27 (6)	150,000	156
Virginia HDA, Multi-Family, 5.60%, 11/1/18	500,000	517
York County IDA, Virginia Electric & Power, 5.50%, 7/1/09	250,000	254
		2,168
WASHINGTON 2.7%
Port of Seattle, 5.50%, 2/1/26 (6)	1,000,000	1,054
		1,054
WEST VIRGINIA 2.7%
West Virginia, GO, 5.75%, 6/1/15 (Prerefunded 6/1/09) (2)	1,000,000	1,067
		1,067
Total Municipal Securities (Cost $19,412)		20,532
Total Investments in Securities
99.5% of Net Assets (Cost $31,018)		$38,971

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	Prerefunded date is used in determining portfolio maturity.
(3)	Insured by AMBAC Assurance Corp.
(4)	Insured by Financial Security Assurance Inc.
(5)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to $204 and represents 0.5% of net assets.
(6)	Insured by MBIA Insurance Corp.
(7)	Insured by Financial Guaranty Insurance Company
ADR	American Depository Receipts
GO	General Obligation
HDA	Housing Development Authority
HFA	Health Facility Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
IDB	Industrial Development Bond
IDRB	Industrial Development Revenue Bond
PCR	Pollution Control Revenue

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-EFFICENT BALANCED FUND
Unaudited	May 31, 2006
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Efficient Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Tax-Efficient Balanced Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide attractive long-term total returns on an after-tax basis with a balanced portfolio of stocks and municipal bonds.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At May 31, 2006, the cost of investments for federal income tax purposes was $31,002,000. Net unrealized gain aggregated $7,969,000 at period-end, of which $8,050,000 related to appreciated investments and $81,000 related to depreciated investments.

T. ROWE PRICE TAX-EFFICIENT GROWTH FUND
Unaudited		May 31, 2006
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 99.9%
CONSUMER DISCRETIONARY 16.2%
Automobiles 0.6%
Harley-Davidson (1)	7,500	374
		374
Diversified Consumer Services 0.3%
Apollo Group, Class A (2)	3,250	170
		170
Hotels, Restaurants & Leisure 3.9%
Carnival	7,400	295
Choice Hotels International (1)	6,200	335
International Game Technology	9,000	335
Las Vegas Sands (2)	6,500	459
Marriott, Class A	8,800	637
Starbucks (2)	5,900	210
Station Casinos (1)	2,700	197
		2,468
Household Durables 0.3%
Lennar, Class A	4,500	216
		216
Internet & Catalog Retail 1.4%
Amazon.com (1)(2)	25,000	865
		865
Media 6.2%
CBS, Class B	3,750	97
Clear Channel Communications	5,500	169
Disney	11,000	336
Getty Images (1)(2)	5,500	361
McGraw-Hill	15,000	774
Omnicom	9,400	894
Time Warner	9,900	170
Univision Communications, Class A (2)	6,200	223
Viacom, Class B (2)	3,750	142
WPP Group ADR (1)	12,100	745
		3,911
Multiline Retail 0.6%
Dollar General	12,500	204
Family Dollar Stores	7,000	175
		379
Specialty Retail 2.3%
Bed Bath & Beyond (2)	6,400	225
Home Depot	16,400	625
Tiffany	10,200	349
Williams-Sonoma	7,600	275
		1,474
Textiles, Apparel, & Luxury Goods 0.6%
Nike, Class B	5,200	418
		418
Total Consumer Discretionary		10,275
CONSUMER STAPLES 9.7%
Beverages 2.7%
Anheuser-Busch	5,100	233
Coca-Cola	13,200	581
PepsiCo	15,200	919
		1,733
Food & Staples Retailing 2.7%
CVS	7,500	209
Sysco	11,700	358
Wal-Mart	15,600	756
Walgreen	8,800	357
		1,680
Food Products 1.1%
General Mills	4,800	249
Hershey Foods	4,500	256
Wrigley	4,625	212
		717
Household Products 2.8%
Colgate-Palmolive	7,700	465
Kimberly-Clark	3,600	218
Procter & Gamble	20,412	1,107
		1,790
Personal Products 0.4%
Avon	8,100	257
		257
Total Consumer Staples		6,177
ENERGY 3.0%
Energy Equipment & Services 3.0%
Baker Hughes	8,000	691
Schlumberger	18,000	1,180
Total Energy		1,871
FINANCIALS 15.3%
Capital Markets 7.2%
Bank of New York	6,300	209
Blackrock (1)	1,400	188
Charles Schwab	28,300	472
Eaton Vance	12,000	318
Franklin Resources	9,100	819
Goldman Sachs	3,500	528
Mellon Financial	6,000	217
Northern Trust	13,900	777
State Street	17,200	1,068
		4,596
Commercial Banks 0.6%
Wells Fargo	6,000	398
		398
Consumer Finance 1.1%
American Express	8,100	440
SLM Corporation	4,200	226
		666
Diversified Financial Services 4.9%
CBOT Holdings, Class A (1)(2)	4,900	512
Chicago Mercantile Exchange Holdings	2,800	1,236
Citigroup	15,200	749
Moody's	12,100	633
		3,130
Insurance 1.1%
Ambac (1)	3,000	241
American International Group	5,000	304
Marsh & McLennan	5,400	151
		696
Thrifts & Mortgage Finance 0.4%
Fannie Mae	2,000	100
Freddie Mac	2,500	150
		250
Total Financials		9,736
HEALTH CARE 13.9%
Biotechnology 1.6%
Amgen (2)	11,500	777
Gilead Sciences (2)	4,500	258
		1,035
Health Care Equipment & Supplies 3.1%
Baxter International	6,200	234
Medtronic	25,700	1,297
Stryker	6,600	290
Zimmer Holdings (2)	2,000	121
		1,942
Health Care Providers & Services 3.5%
UnitedHealth Group	15,500	682
WellPoint (2)	21,100	1,510
		2,192
Pharmaceuticals 5.7%
Abbott Laboratories	9,700	414
AstraZeneca ADR (1)	4,400	233
Eli Lilly	6,800	351
GlaxoSmithKline ADR	4,600	254
Johnson & Johnson	20,100	1,211
Merck	5,500	183
Pfizer	24,063	569
Wyeth	9,000	412
		3,627

Total Health Care		8,796
INDUSTRIALS & BUSINESS SERVICES 9.9%
Aerospace & Defense 2.0%
Boeing	8,800	733
Rockwell Collins	10,000	546
		1,279
Air Freight & Logistics 0.6%
Expeditors International of Washington	3,600	354
		354
Commercial Services & Supplies 2.3%
ChoicePoint (2)	5,100	227
Cintas	7,050	299
Corporate Executive Board	2,500	254
Ritchie Bros Auctioneers	3,800	224
Robert Half International	10,700	439
		1,443
Construction & Engineering 0.3%
Fluor	2,500	219
		219
Industrial Conglomerates 4.3%
3M	5,600	469
GE	66,900	2,292
		2,761
Machinery 0.4%
Illinois Tool Works	5,000	248
		248
Total Industrials & Business Services		6,304
INFORMATION TECHNOLOGY 30.1%
Communications Equipment 2.5%
Cisco Systems (2)	62,900	1,238
Nokia ADR	16,500	354
		1,592
Computers & Peripherals 1.6%
Dell (2)	24,200	614
EMC (2)	33,500	429
		1,043
Internet Software & Services 4.9%
eBay (2)	35,000	1,148
IAC/InterActiveCorp (1)(2)	4,750	123
Monster Worldwide (2)	11,100	543
Yahoo! (2)	41,000	1,295
		3,109
IT Services 3.4%
Automatic Data Processing	17,000	773
Cognizant Technology Solutions (2)	4,500	265
First Data	8,600	397
Iron Mountain (2)	6,500	240
Paychex	12,750	468
		2,143
Semiconductor & Semiconductor Equipment 12.2%
Altera (2)	55,000	1,076
Analog Devices	27,800	938
Broadcom, Class A (2)	7,500	253
Intel	41,600	750
Linear Technology	33,200	1,120
Maxim Integrated Products	30,000	922
Microchip Technology	25,000	857
Texas Instruments	19,500	609
Xilinx	47,300	1,230
		7,755
Software 5.5%
Adobe Systems (2)	6,000	172
Electronic Arts (2)	4,000	168
Intuit (2)	4,600	255
Microsoft	45,000	1,019
NAVTEQ (2)	8,500	355
Oracle (2)	48,800	694
SAP ADR (1)	15,600	821
		3,484
Total Information Technology		19,126
MATERIALS 1.8%
Chemicals 1.8%
Ecolab	8,500	329
Monsanto	6,300	530
Valspar (1)	9,200	253
Total Materials		1,112
Total Common Stocks (Cost $49,365)		63,397
SHORT-TERM INVESTMENTS 0.0%
Money Market Funds 0.0%
T. Rowe Price Reserve Investment Fund, 5.01% (3)(4)	1,000	1
Total Short-Term Investments (Cost $1)		1
SECURITIES LENDING COLLATERAL 7.3%
Money Market Trust 7.3%
State Street Bank and Trust Company of New Hampshire N.A.,
Securities Lending Quality Trust units, 4.941% (3)	4,631,394	4,631
Total Securities Lending Collateral (Cost $4,631)		4,631

Total Investments in Securities
107.2% of Net Assets (Cost $53,997)		$68,029
†	Denominated in U.S. dollars unless otherwise noted
(1)	All or a portion of this security is on loan at May 31, 2006 - see Note 2
(2)	Non-income producing
(3)	Seven-day yield
(4)	Affiliated company - see Note 4
ADR	American Depository Receipts

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-EFFICIENT GROWTH FUND
Unaudited	May 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Efficient Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Tax-Efficient Growth Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital growth on an after-tax basis.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At May 31, 2006, the value of loaned securities was $4,601,000; aggregate collateral consisted of $4,631,000 in the money market pooled trust.

NOTE 3 - FEDERAL INCOME TAXES

At May 31, 2006, the cost of investments for federal income tax purposes was $53,997,000. Net unrealized gain aggregated $14,032,000 at period-end, of which $15,349,000 related to appreciated investments and $1,317,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended May 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled less than $1,000 and the value of shares of the T. Rowe Price Reserve Funds held at May 31, 2006 and February 28, 2006 was $1,000 and $1,000, respectively.

T. ROWE PRICE TAX-EFFICIENT MULTI-CAP GROWTH FUND
Unaudited		May 31, 2006
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 99.9%

CONSUMER DISCRETIONARY 22.2%

Automobiles 0.9%
Harley-Davidson	2,000	100
Thor Industries	3,000	144
Winnebago (1)	3,000	85
		329
Diversified Consumer Services 1.0%
Apollo Group, Class A (2)	1,900	99
Career Education (2)	2,500	82
H&R Block	1,000	23
ITT Educational Services (2)	2,000	130
		334
Hotels, Restaurants & Leisure 8.0%
Boyd Gaming	3,300	149
Carnival	1,500	60
Choice Hotels International	5,000	270
Harrah's Entertainment	2,000	152
Hilton	3,500	96
International Game Technology	7,300	272
Las Vegas Sands (2)	3,800	268
Marriott, Class A	4,200	304
OSI Restaurant Partners	2,000	73
Panera Bread, Class A (2)	1,000	65
Royal Caribbean Cruises	1,500	57
Shuffle Master (1)(2)	6,000	219
Starbucks (2)	4,600	164
Station Casinos	4,000	292
The Cheesecake Factory (2)	1,649	48
Tim Hortons (2)	1,500	40
WMS Industries (1)(2)	1,000	26
Wynn Resorts (2)	3,500	249
		2,804
Household Durables 1.1%
Centex	1,900	91
Dolby Laboratories, Class A (2)	1,200	26
Harman International	1,000	85
Lennar, Class A	2,900	139
Toll Brothers (2)	2,000	56
		397
Internet & Catalog Retail 0.5%
Amazon.com (2)	4,000	138
Expedia (2)	2,750	39
		177
Leisure Equipment & Products 0.3%
Brunswick (1)	1,500	54
Mattel	3,500	59
		113
Media 5.2%
Clear Channel Outdoor, Class A (2)	5,600	123
Dreamworks Animation, Class A (2)	2,300	60
Getty Images (1)(2)	3,500	230
Harte-Hanks	2,900	79
Lamar Advertising (1)(2)	3,900	213
McGraw-Hill	4,600	237
Meredith	2,000	100
Omnicom	2,300	219
Radio One, Class D (2)	4,600	34
Salem Communications, Class A (2)	1,300	19
Scripps, Class A	2,200	102
Univision Communications, Class A (2)	5,375	193
WPP Group ADR	3,200	197
		1,806
Multiline Retail 0.7%
Dollar General	8,400	137
Family Dollar Stores	3,800	95
		232
Specialty Retail 3.7%
Bed Bath & Beyond (2)	3,800	133
Dick's Sporting Goods (2)	2,000	78
Michaels Stores	2,000	78
O'Reilly Automotive (2)	1,000	32
PETsMART	2,500	67
Ross Stores	6,400	181
Staples	8,250	194
Tiffany	6,600	225
TJX	6,300	149
Williams-Sonoma	4,500	163
		1,300
Textiles, Apparel, & Luxury Goods 0.8%
Coach (2)	4,400	128
Nike, Class B	2,000	160
		288

Total Consumer Discretionary		7,780
CONSUMER STAPLES 2.7%

Food & Staples Retailing 1.0%
Costco Wholesale	1,000	53
CVS	7,800	217
Sysco	2,800	86
		356
Food Products 1.2%
Delta Pine & Land (1)	2,700	76
Hershey Foods	3,300	188
McCormick	2,000	69
Wrigley	1,875	86
		419
Household Products 0.2%
Clorox	1,000	63
		63
Personal Products 0.3%
Avon	3,200	102
		102

Total Consumer Staples		940
ENERGY 5.5%
Energy Equipment & Services 3.1%
Baker Hughes	4,000	345
BJ Services	5,000	183
Cameron International (2)	2,000	94
Grant Prideco (2)	2,500	120
Smith International	5,000	205
Weatherford International (2)	3,000	156
		1,103
Oil, Gas & Consumable Fuels 2.4%
Bill Barrett (1)(2)	4,000	129
CONSOL Energy	1,000	88
Foundation Coal Holdings	4,100	186
Murphy Oil	4,500	237
Ultra Petroleum (2)	1,500	86
Williams Companies	4,500	102
		828
Total Energy		1,931
FINANCIALS 15.8%

Capital Markets 8.5%
Blackrock	1,300	174
Charles Schwab	13,600	227
E*TRADE Financial (2)	6,000	146
Eaton Vance	6,600	175
Federated Investors, Class B	2,500	80
Franklin Resources	4,600	414
Investors Financial Services (1)	3,800	166
Janus Capital Group	4,000	72
Lazard	2,800	111
Legg Mason	1,350	129
Lehman Brothers	1,516	101
Mellon Financial	5,800	210
Northern Trust	6,000	336
Nuveen Investment (1)	3,900	175
optionsXpress Holdings (1)	1,500	43
SEI	1,300	59
State Street	5,100	317
TD Ameritrade Holding	3,700	63
		2,998
Commercial Banks 1.5%
City National	700	51
East West Bancorp	2,500	100
First Horizon National	1,000	40
SVB Financial Group (1)(2)	2,000	96
Synovus Financial	5,600	147
UCBH Holdings	4,400	78
		512
Consumer Finance 0.6%
SLM Corporation	4,200	226
		226
Diversified Financial Services 2.5%
CBOT Holdings, Class A (2)	2,200	230
Chicago Mercantile Exchange Holdings	600	265
Moody's	7,000	366
		861
Insurance 2.7%
AFLAC	3,600	169
Ambac	2,100	168
Arch Capital Group (2)	2,000	115
Brown & Brown	2,500	76
Markel (2)	300	101
MBIA	1,550	89
Progressive Corporation	4,800	131
Willis Group Holdings (1)	2,800	97
		946

Total Financials		5,543
HEALTH CARE 20.2%

Biotechnology 3.6%
Alkermes (1)(2)	2,200	44
Amgen (2)	616	42
Biogen Idec (2)	1,300	61
Celgene (1)(2)	3,000	124
Cephalon (1)(2)	1,300	78
deCode genetics (1)(2)	8,000	55
Genzyme (2)	1,800	107
Gilead Sciences (2)	8,000	459
Martek Biosciences (1)(2)	1,500	38
MedImmune (2)	1,200	38
Millennium Pharmaceuticals (2)	1,000	8
Myogen (2)	2,000	62
OSI Pharmaceuticals (1)(2)	1,000	29
PDL Biopharma (1)(2)	1,000	20
Vertex Pharmaceuticals (1)(2)	2,500	86
		1,251
Health Care Equipment & Supplies 6.6%
American Medical Systems (2)	5,000	99
ArthroCare (2)	1,000	42
Becton, Dickinson	1,500	91
Biomet	5,350	188
C R Bard	2,400	178
Dade Behring Holdings	1,000	37
Dentsply International	3,900	233
Edwards Lifesciences (2)	1,000	44
Gen-Probe (2)	1,000	54
Invitrogen (2)	1,200	77
Kyphon (1)(2)	3,000	119
ResMed (1)(2)	2,800	127
Respironics (2)	3,000	102
Smith & Nephew ADR	800	33
St. Jude Medical (2)	5,600	191
Stryker	5,400	237
Varian Medical Systems (2)	5,800	272
Zimmer Holdings (2)	3,300	200
		2,324
Health Care Providers & Services 7.1%
Caremark RX (2)	5,500	264
Coventry Health Care (2)	4,125	216
DaVita (2)	2,700	143
Express Scripts (2)	2,500	183
Healthways (2)	1,000	53
Henry Schein (2)	6,000	277
Humana (2)	2,000	101
Laboratory Corporation of America (2)	1,900	113
Lincare Holdings (2)	2,900	108
Manor Care	1,000	46
Medco (2)	2,000	108
Omnicare (1)	1,800	83
Patterson Companies (2)	5,200	178
Quest Diagnostics	2,200	123
UnitedHealth Group	1,640	72
WellPoint (2)	6,000	429
		2,497
Life Sciences Tools & Services 1.9%
Charles River Laboratories International (2)	1,000	40
Millipore (2)	1,400	97
Qiagen NV (1)(2)	8,000	114
Techne (2)	4,400	241
Ventana Medical Systems (2)	2,000	95
Waters Corporation (2)	1,900	79
		666
Pharmaceuticals 1.0%
Allergan	2,468	234
Sepracor (2)	2,000	104
		338

Total Health Care		7,076
INDUSTRIALS & BUSINESS SERVICES 10.9%

Aerospace & Defense 1.1%
Empresa Brasileira de Aeronautica ADR	3,500	117
Precision Castparts	1,500	86
Rockwell Collins	3,600	197
		400
Air Freight & Logistics 1.8%
C H Robinson Worldwide	4,800	211
Expeditors International of Washington	2,500	246
UTi Worldwide	6,900	188
		645
Airlines 0.2%
SkyWest	3,000	70
		70
Commercial Services & Supplies 4.5%
ARAMARK, Class B	1,500	49
Avery Dennison	900	53
ChoicePoint (2)	3,900	174
Cintas	3,200	136
Corporate Executive Board	1,500	153
Dun & Bradstreet (2)	1,000	73
Equifax	2,500	90
HNI Corporation	2,000	104
LECG (1)(2)	2,800	49
Manpower	1,800	119
Ritchie Bros. Auctioneers	4,200	248
Robert Half International	5,000	205
Stericycle (2)	2,000	133
		1,586
Construction & Engineering 0.4%
Fluor	1,500	132
		132
Electrical Equipment 0.5%
AMETEK	2,300	105
II-VI (1)(2)	4,000	76
		181
Industrial Conglomerates 0.4%
Roper Industries	3,000	141
		141
Machinery 1.4%
Danaher	2,200	141
Donaldson (1)	1,600	53
Graco	1,000	46
IDEX	1,950	94
ITT Industries	1,800	94
Pall	2,000	60
		488
Road & Rail 0.3%
Landstar Systems	2,000	88
		88
Trading Companies & Distributors 0.3%
W. W. Grainger	1,500	108
		108
Total Industrials & Business Services		3,839
INFORMATION TECHNOLOGY 20.0%
Communications Equipment 0.6%
Corning (2)	3,000	72
F5 Networks (2)	1,500	73
Juniper Networks (2)	3,000	48
		193
Computers & Peripherals 0.7%
EMC (2)	11,000	141
Network Appliance (2)	3,200	102
		243
Electronic Equipment & Instruments 1.0%
CDW	2,000	112
Cogent (1)(2)	2,000	31
FLIR Systems (2)	1,000	26
Jabil Circuit	2,500	87
National Instruments	1,450	41
Symbol Technologies	4,749	56
		353
Internet Software & Services 2.7%
eBay (2)	6,800	223
IAC/InterActiveCorp (2)	2,750	71
Monster Worldwide (2)	4,500	220
Sina (1)(2)	2,000	49
VeriSign (2)	4,500	101
Yahoo! (2)	9,000	285
		949
IT Services 3.4%
Cognizant Technology Solutions (2)	4,000	236
Fidelity National Information	2,600	96
Fiserv (2)	2,400	104
Global Payments	1,000	47
Iron Mountain (2)	5,400	199
Moneygram International	8,300	290
Paychex	3,900	143
Satyam Computer Services ADR	2,500	80
		1,195
Office Electronics 0.1%
Zebra Technologies (2)	1,000	35
		35
Semiconductor & Semiconductor Equipment 5.8%
Altera (2)	13,500	264
Analog Devices	7,000	236
Broadcom, Class A (2)	6,000	203
Linear Technology	7,400	250
Marvell Technology Group (2)	2,000	95
Maxim Integrated Products	6,063	186
Microchip Technology	8,500	292
National Semiconductor	6,500	167
Silicon Laboratories (2)	2,500	97
Xilinx	10,000	260
		2,050
Software 5.7%
Activision (2)	5,333	70
Adobe Systems (2)	4,500	129
CA	3,900	85
Cadence Design Systems (2)	3,600	65
Check Point Software Technologies (2)	2,700	52
Cognos (2)	3,000	92
Electronic Arts (2)	1,900	80
FactSet Research Systems	2,300	103
Fair Isaac	2,000	71
FileNet (1)(2)	2,000	52
Internet Security Systems (1)(2)	500	10
Intuit (2)	4,200	232
Jack Henry & Associates (1)	2,500	47
McAfee (2)	5,500	130
Mercury Interactive (2)	2,000	71
NAVTEQ (2)	4,500	188
Red Hat (1)(2)	5,500	144
Symantec (2)	16,009	250
Synopsys (2)	700	14
THQ (2)	4,500	105
		1,990

Total Information Technology		7,008
MATERIALS 1.6%

Chemicals 1.6%
Ecolab	4,800	186
Monsanto	2,000	168
Sigma Aldrich	1,200	83
Symyx Technologies (1)(2)	1,800	48
Valspar	2,400	66
Total Materials		551
TELECOMMUNICATION SERVICES 1.0%
Diversified Telecommunication Services 0.2%
Neustar, Class A (2)	2,000	64
		64
Wireless Telecommunication Services 0.8%
American Tower Systems, Class A (2)	4,000	124
Crown Castle International (2)	4,000	127
NII Holdings, Class B (2)	1,000	55
		306
Total Telecommunication Services		370
Total Common Stocks (Cost $23,053)		35,038
SHORT-TERM INVESTMENTS 0.1%
Money Market Funds 0.1%
T. Rowe Price Reserve Investment Fund, 5.01% (3)(4)	45,163	45
Total Short-Term Investments (Cost $45)		45
SECURITIES LENDING COLLATERAL 7.1%
Money Market Trust 7.1%
State Street Bank and Trust Company of New Hampshire N.A.,
Securities Lending Quality Trust units, 4.941% (3)	2,474,813	2,475
Total Securities Lending Collateral (Cost $2,475)		2,475

Total Investments in Securities
107.1% of Net Assets (Cost $25,573)		$37,558
†	Denominated in U.S. dollars unless otherwise noted
(1)	All or a portion of this security is on loan at May 31, 2006 - see Note 2
(2)	Non-income producing
(3)	Seven-day yield
(4)	Affiliated company - see Note 4
ADR	American Depository Receipts

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-EFFICIENT MULTI-CAP GROWTH FUND
Unaudited	May 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Efficient Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Tax-Efficient Multi-Cap Growth Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to maximize after-tax growth of capital through investments primarily in common stocks.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At May 31, 2006, the value of loaned securities was $2,447,000; aggregate collateral consisted of $2,475,000 in the money market pooled trust.

NOTE 3 - FEDERAL INCOME TAXES

At May 31, 2006, the cost of investments for federal income tax purposes was $25,573,000. Net unrealized gain aggregated $11,985,000 at period-end, of which $12,351,000 related to appreciated investments and $366,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended May 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $1,000, and the value of shares of the T. Rowe Price Reserve Funds held at May 31, 2006 and February 28, 2006 was $45,000 and $1,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Efficient Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	July 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	July 24, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	July 24, 2006

«Fund_Abbrev__NQ»